Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands		Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, at Dec. 31, 2010		$ 19,019	$ 55,884	$ (772)	$ (4,169)	$ 123	$ 70,085
Shares at Dec. 31, 2010			7,211
Net income				2,546			2,546
Other comprehensive income, net of tax						998	998
Accretion of discount on preferred stock		526		(526)
Dividends on preferred stock (5% annually)				(1,034)			(1,034)
Retire Treasury stock (425 shares)			(3,101)	(1,068)	4,169
Common stock issued and related tax effects	[1]		963				963
Shares, Common stock issued and related tax effects	[1]		248
Balance, at Dec. 31, 2011		19,545	53,746	(854)		1,121	73,558
Shares at Dec. 31, 2011			7,459
Net income				4,244			4,244
Other comprehensive income, net of tax						212	212
Accretion of discount on preferred stock		570		(570)
Dividends on preferred stock (5% annually)				(1,032)			(1,032)
Common stock issued and related tax effects	[1]		528				528
Shares, Common stock issued and related tax effects	[1]		75
Balance, at Dec. 31, 2012		$ 20,115	$ 54,274	$ 1,788		$ 1,333	$ 77,510
Shares at Dec. 31, 2012			7,534

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.